Investment Securities, Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	$ (1,304)	$ (485)
Less than 12 months, Fair value, available-for-sale	100,316	37,490
12 months or more, Gross unrealized losses, available-for-sale	(1,162)	(1,437)
12 months or more, Fair value, available-for-sale	31,348	55,107
Total, Gross unrealized losses, available-for-sale	(2,466)	(1,922)
Total, Fair value, available-for-sale	131,664	92,597
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(410)	(21)
Less than 12 months, Fair value, held-to-maturity	30,623	3,280
12 months or more, Gross unrealized losses, held-to-maturity	(4)	0
12 months or more, Fair value, held-to-maturity	233	0
Total, Gross unrealized losses, held-to-maturity	(414)	(21)
Total, Fair value, held-to-maturity	30,856	3,280
Total investment securities:
Less than 12 months, Gross unrealized losses, investment securities	(1,714)	(506)
Less than 12 months, Fair value, investment securities	130,939	40,770
12 months or more, Gross unrealized losses, investment securities	(1,166)	(1,437)
12 months or more, Fair value, investment securities	31,581	55,107
Total, Gross unrealized losses, investment securities	(2,880)	(1,943)
Total, Fair value, investment securities	162,520	95,877
Total debt securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(1,301)	(481)
Less than 12 months, Fair value, available-for-sale	100,252	37,357
12 months or more, Gross unrealized losses, available-for-sale	(1,150)	(1,369)
12 months or more, Fair value, available-for-sale	31,239	54,474
Total, Gross unrealized losses, available-for-sale	(2,451)	(1,850)
Total, Fair value, available-for-sale	131,491	91,831
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(148)	(16)
Less than 12 months, Fair value, available-for-sale	24,795	7,138
12 months or more, Gross unrealized losses, available-for-sale	0	(122)
12 months or more, Fair value, available-for-sale	0	5,719
Total, Gross unrealized losses, available-for-sale	(148)	(138)
Total, Fair value, available-for-sale	24,795	12,857
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(73)	(8)
Less than 12 months, Fair value, held-to-maturity	5,264	1,889
12 months or more, Gross unrealized losses, held-to-maturity	0	0
12 months or more, Fair value, held-to-maturity	0	0
Total, Gross unrealized losses, held-to-maturity	(73)	(8)
Total, Fair value, held-to-maturity	5,264	1,889
U.S. states and political subdivisions [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(26)	(198)
Less than 12 months, Fair value, available-for-sale	3,453	10,228
12 months or more, Gross unrealized losses, available-for-sale	(476)	(301)
12 months or more, Fair value, available-for-sale	12,377	3,725
Total, Gross unrealized losses, available-for-sale	(502)	(499)
Total, Fair value, available-for-sale	15,830	13,953
Total mortgage-backed securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(574)	(43)
Less than 12 months, Fair value, available-for-sale	42,081	4,854
12 months or more, Gross unrealized losses, available-for-sale	(364)	(789)
12 months or more, Fair value, available-for-sale	12,536	39,530
Total, Gross unrealized losses, available-for-sale	(938)	(832)
Total, Fair value, available-for-sale	54,617	44,384
Federal agencies [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(522)	(16)
Less than 12 months, Fair value, available-for-sale	36,329	1,706
12 months or more, Gross unrealized losses, available-for-sale	(306)	(735)
12 months or more, Fair value, available-for-sale	9,888	37,854
Total, Gross unrealized losses, available-for-sale	(828)	(751)
Total, Fair value, available-for-sale	46,217	39,560
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(314)
Less than 12 months, Fair value, held-to-maturity	23,115
12 months or more, Gross unrealized losses, held-to-maturity	0
12 months or more, Fair value, held-to-maturity	0
Total, Gross unrealized losses, held-to-maturity	(314)
Total, Fair value, held-to-maturity	23,115
Residential [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(20)	(18)
Less than 12 months, Fair value, available-for-sale	1,276	946
12 months or more, Gross unrealized losses, available-for-sale	(5)	(6)
12 months or more, Fair value, available-for-sale	285	144
Total, Gross unrealized losses, available-for-sale	(25)	(24)
Total, Fair value, available-for-sale	1,561	1,090
Commercial [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(32)	(9)
Less than 12 months, Fair value, available-for-sale	4,476	2,202
12 months or more, Gross unrealized losses, available-for-sale	(53)	(48)
12 months or more, Fair value, available-for-sale	2,363	1,532
Total, Gross unrealized losses, available-for-sale	(85)	(57)
Total, Fair value, available-for-sale	6,839	3,734
Corporate debt securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(244)	(102)
Less than 12 months, Fair value, available-for-sale	4,941	1,674
12 months or more, Gross unrealized losses, available-for-sale	(205)	(68)
12 months or more, Fair value, available-for-sale	1,057	1,265
Total, Gross unrealized losses, available-for-sale	(449)	(170)
Total, Fair value, available-for-sale	5,998	2,939
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(276)	(99)
Less than 12 months, Fair value, available-for-sale	22,214	12,755
12 months or more, Gross unrealized losses, available-for-sale	(92)	(85)
12 months or more, Fair value, available-for-sale	4,844	3,958
Total, Gross unrealized losses, available-for-sale	(368)	(184)
Total, Fair value, available-for-sale	27,058	16,713
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(20)	(13)
Less than 12 months, Fair value, held-to-maturity	1,148	1,391
12 months or more, Gross unrealized losses, held-to-maturity	(4)	0
12 months or more, Fair value, held-to-maturity	233	0
Total, Gross unrealized losses, held-to-maturity	(24)	(13)
Total, Fair value, held-to-maturity	1,381	1,391
Other [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(33)	(23)
Less than 12 months, Fair value, available-for-sale	2,768	708
12 months or more, Gross unrealized losses, available-for-sale	(13)	(4)
12 months or more, Fair value, available-for-sale	425	277
Total, Gross unrealized losses, available-for-sale	(46)	(27)
Total, Fair value, available-for-sale	3,193	985
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(3)
Less than 12 months, Fair value, held-to-maturity	1,096
12 months or more, Gross unrealized losses, held-to-maturity	0
12 months or more, Fair value, held-to-maturity	0
Total, Gross unrealized losses, held-to-maturity	(3)
Total, Fair value, held-to-maturity	1,096
Total marketable equity securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(3)	(4)
Less than 12 months, Fair value, available-for-sale	64	133
12 months or more, Gross unrealized losses, available-for-sale	(12)	(68)
12 months or more, Fair value, available-for-sale	109	633
Total, Gross unrealized losses, available-for-sale	(15)	(72)
Total, Fair value, available-for-sale	173	766
Perpetual preferred securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(1)	(2)
Less than 12 months, Fair value, available-for-sale	24	92
12 months or more, Gross unrealized losses, available-for-sale	(12)	(68)
12 months or more, Fair value, available-for-sale	109	633
Total, Gross unrealized losses, available-for-sale	(13)	(70)
Total, Fair value, available-for-sale	133	725
Other marketable equity securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(2)	(2)
Less than 12 months, Fair value, available-for-sale	40	41
12 months or more, Gross unrealized losses, available-for-sale	0	0
12 months or more, Fair value, available-for-sale	0	0
Total, Gross unrealized losses, available-for-sale	(2)	(2)
Total, Fair value, available-for-sale	$ 40	$ 41